[GRAPHIC OMITTED]
                            DEUTSCHE ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

                                  Mutual Fund
                               Semi-Annual Report
                                  June 30, 2002
                                  Institutional

Treasury and Agency Fund

(formerly the Treasury Assets Fund)


                                                             [GRAPHIC OMITTED]
                                                             A Member of the
                                                             DEUTSCHE BANK GROUP

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ....................................  3

              TREASURY AND AGENCY FUND INSTITUTIONAL
                 Schedule of Investments ................................  6
                 Statement of Assets and Liabilities ....................  8
                 Statement of Operations ................................  9
                 Statements of Changes in Net Assets .................... 10
                 Financial Highlights ................................... 11
                 Notes to Financial Statements .......................... 12


                      -----------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

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                                        2

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Treasury and Agency Fund Institutional, formerly the Treasury Assets Fund Institutional, (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
AS 2002 BEGAN, THE WEAKENED STATE OF THE US ECONOMY CAUSED MUCH UNCERTAINTY IN THE FINANCIAL MARKETS. MANY INVESTORS REMAINED SKEPTICAL AS TO WHETHER THE FEDERAL RESERVE BOARD HAD COMPLETED ITS INTEREST RATE CUTTING CYCLE.
o Despite a stream of economic data that pointed to signs of bottoming in the general US economy, fears related to the ongoing war on terrorism kept the Federal Reserve Board on hold.
o By February, it became clear that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle and additionally that interest rate hikes might not be too long in coming.
o In fact, at its March 19th meeting, the Federal Reserve Board kept the federal funds rate at 1.75% but shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The money markets began pricing in potential interest rate increases by mid-year 2002 causing the yield curve to steepen.

AS THE SECOND CALENDAR QUARTER GOT UNDERWAY, THE US ECONOMIC RECOVERY SEEMED A BIT MORE TENTATIVE THAN DURING THE FIRST QUARTER.
o Business spending began to pick up and the consumer continued to spend, especially on housing.
o However, no improvement could be detected in the labor market. In fact, the unemployment rate climbed to 6% in April before leveling off in May and June.
o  Manufacturing in the US also remained weak.
o In reaction, the one-year US Treasury yield curve flattened somewhat, as market participants expected the federal funds rate to remain unchanged at 1.75% until the fourth quarter of 2002.

THE GLOBAL POLITICAL ENVIRONMENT ALSO IMPACTED THE MONEY MARKETS DURING THE SEMI-ANNUAL PERIOD.
o Renewed terrorist threats in the US weighed on the confidence of American financial markets, as did escalating tensions in the Middle and Far East. Disquiet between India and Pakistan built, and suicide bombings in Israel reached new levels of devastation.
o Toward the end of the semi-annual period, US citizens were on heightened alert, as the Office of Homeland Security issued new terror alerts surrounding the July 4th holiday weekend.

FURTHER COMPLICATING MATTERS, THE US TREASURY REACHED ITS DEBT CEILING LIMIT AT THE END OF JUNE AND WAS FORCED TO POSTPONE ITS TWO-YEAR NOTE AUCTION UNTIL CONGRESS PASSED A LIMIT INCREASE.
o In response, Moody's Rating Service threatened to cut the Aaa rating of the US government. Without an increase in the debt ceiling, the US Treasury would not have enough cash on hand to pay for maturing debt.
o In the final hour, Congress passed the increase. The two-year note was announced and auctioned on the same day. Though the auction was lackluster, the market was relieved that the US Treasury resolved this impending crisis.

ALSO ON THE FOREFRONT OF THE MONEY MARKETS' ATTENTION WAS THE DEVALUATION OF THE US DOLLAR IN THE GLOBAL CURRENCY MARKETS.
o As the second calendar quarter was coming to a close, the US dollar and the euro nearly reached parity.
o Currency traders were focusing on global terror woes and the slower than expected recovery of the US economy.


 SECTOR ALLOCATION
 By Asset Type as of June 30, 2002
 (percentages are based on market value of total investments in the Fund)

[GRAPHIC OMITTED]
Repurchase Agreements                         31.05%
US Treasury Notes & Bills                     28.63%
US Government and Agency Obligations          28.42%
Money Market Funds                             6.77%
Floating Rate Notes                            5.13%

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                                        3

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


INVESTMENT REVIEW
We were able to produce competitive yields for the semi-annual period in Treasury and Agency Fund Institutional. Given the continued weakness in the US economy, we maintained an average weighted maturity near 80 days through much of the semi-annual period. We implemented a barbell strategy, whereby we purchased short-dated repurchase agreements and also focused on adding yield through 6-month US Treasury bills. The steepened yield curve had made higher yields available at the longer end of the curve.

We also actively traded US Treasury bills during the second calendar quarter, as there were several instances when the market rallied due to technical factors. We decided to take profits, then purchased the US Treasury bills back after the market had reversed course. We also strategically added callable agencies to the Portfolio. Our view is that the agency securities provide a high coupon relative to their probability of being called in 3 or 6 months.

As we do not anticipate any official Federal Reserve Board changes to interest rates until the fourth quarter of 2002, we believe these securities will pay off with higher yields to the Fund. For similar reasons, we also positioned the Portfolio in term repurchase agreements in addition to longer-dated US Treasury bills.

MANAGER OUTLOOK
In our view, the US economy continues to chug along, still with promises of some pickup in growth ahead. Non-defense capital goods shipments and orders came in somewhat stronger than expected, and equipment and software spending are anticipated to record a moderate increase for the second calendar quarter. The housing market continues to exhibit impressive vigor, as sales of new homes soared in June. While downside risks remain considerable, we believe the US economy nevertheless shows promising signs of returning to trend growth. We expect that the Federal Reserve Board will keep interest rates unchanged for at least the next several meetings and is unlikely to begin the process of reversing some of last year's interest rate cuts until it is more confident in the sustainability of the economic expansion. At a minimum, the Federal Reserve Board will want to see more concrete signs of a revival in business investment and much greater improvement in the labor markets. We expect this evidence to emerge gradually in the second half of this year and then continue to solidify in 2003. A sufficient case to begin the tightening process is unlikely to be built before the fourth quarter of 2002 at the earliest.

                                                     CUMULATIVE                AVERAGE ANNUAL
                                                  TOTAL RETURNS                 TOTAL RETURNS           ANNUALIZED
                           6 Months  1 Year    3 Years    Since    1 Year    3 Years    Since     7 Day      7 Day
   Periods Ended                                    Inception 2                   Inception 2   Current  Effective
   June 30, 2002                                                                                  Yield      Yield
 Treasury and Agency
   Fund Institutional 1       0.89%   2.35%    14.32%    23.86%     2.35%     4.56%     4.79%     1.81%3   1.83% 3
------------------------------------------------------------------------------------------------------------------
 iMoneyNet-Institutional
   Government Money
   Funds Average 4            0.74%   2.08%    13.45%    22.49%     2.08%     4.29%     4.52%     1.41%    1.42%
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations 'Current yield' refers to the income generated by an investment in the Fund over a seven-day period This income is then 'annualized.' The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The Fund's inception date is December 1, 1997. Benchmark returns are for the periods beginning November 30, 1997.
3 The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the seven-day current and effective yields would have been 1.71% and 1.73%, respectively.
4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

--------------------------------------------------------------------------------

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


Given this outlook, we intend to maintain our current duration stance in the Fund. When the economic recovery accelerates, we anticipate some further steepening in the US Treasury yield curve. We thus intend to carefully monitor economic events to determine when it may be appropriate to change the duration of the Fund.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of Treasury and Agency Fund Institutional and look forward to continuing to serve your investment needs for many years ahead.

/s/ CHRISTINE HADDAD
    ----------------
    Christine Haddad
    Portfolio Manager of TREASURY AND AGENCY FUND INSTITUTIONAL
    June 30, 2002

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                                        5

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


   PRINCIPAL
      AMOUNT   SECURITY                                                                  VALUE

               FLOATING RATE NOTES 1--5.13%
               Federal National Mortgage Association, Quarterly Variable Rate,
   25,000,000    1.78%, 9/16/02 ..................................................  $24,998,258
                                                                                    -----------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $24,998,258) ..................................................   24,998,258
                                                                                    -----------
               AGENCY OBLIGATIONS--28.39%
               Federal Home Loan Bank,
   15,000,000    2.51%, 3/25/03 ..................................................   15,000,000
               Federal Home Loan Mortgage Corp.:
   6,850,000     2.45%, 6/17/03 ..................................................    6,850,000
   6,014,000     7.375%, 5/15/03 .................................................    6,282,325
               Federal National Mortgage Association:
   20,000,000    2.00%, 3/20/03 ..................................................   20,000,000
   14,840,000    2.06%, 1/10/03 ..................................................   14,676,109
   25,000,000    2.25%, 2/7/03 ...................................................   25,000,000
   15,000,000    5.00%, 2/14/03 ..................................................   15,240,964
   25,000,000    6.25%, 11/15/02 .................................................   25,381,596
   10,000,000    6.75%, 8/15/02 ..................................................   10,037,601
                                                                                    -----------
TOTAL AGENCY OBLIGATIONS
   (Amortized Cost $138,468,595) .................................................  138,468,595
                                                                                    -----------
               US TREASURY OBLIGATIONS--28.60%
               US Treasury Bills:
   10,000,000    1.72%, 12/19/02 .................................................    9,918,300
   25,000,000    1.77%, 9/12/02 ..................................................   24,910,271
   10,000,000    1.78%, 12/26/02 .................................................    9,911,989
   35,000,000    1.80%, 8/1/02 ...................................................   34,945,750
   10,000,000    1.82%, 8/22/02 ..................................................    9,973,711
   25,000,000    1.83%, 8/29/02 ..................................................   24,924,509
   25,000,000    1.885%, 9/5/02 ..................................................   24,913,604
                                                                                    -----------
TOTAL US TREASURY OBLIGATIONS
   (Amortized Cost $139,498,134) .................................................  139,498,134
                                                                                    -----------



See Notes to Financial Statements.

--------------------------------------------------------------------------------

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


   PRINCIPAL
      AMOUNT   SECURITY                                                                                    VALUE

                 REPURCHASE AGREEMENT 2--31.00%
  $50,000,000  Tri Party Repurchase Agreement with Credit Suisse First Boston
                 Corp., dated 6/28/02, 1.90%, principal and interest in the amount of $50,007,917, due 7/1/02, (collateralized by US
                 Treasury Bill with a par value of $51,230,000, due 10/3/02, with a market value of $51,002,538) ...............................................  $50,000,000
   37,000,000  Tri Party Repurchase Agreement with Lehman Brothers, Inc., dated
                 6/28/02, 1.90%, principal and interest in the amount of
                 $37,005,858, due 7/1/02, (collateralized by Freddie Mac with a par value of $38,305,000, coupon rate of 7%, due 2/15/03, with
                 a market value of $37,740,001) ....................................................   37,000,000
   25,000,000  Repurchase Agreement with UBS AG, dated 6/5/02, 1.97%, principal and interest in the amount of $25,266,771, due
                 12/18/02, (collateralized by Federal National Mortgage
                 Association with a par value of $1,952,163, coupon rate of
                 6.5%, due 3/1/21, with a market value of $2,007,409, Federal
                 National Mortgage Association with a par value of $4,177,978, coupon rate of 7%, due 4/1/27, with a market value of
                 $4,337,661, Federal National Mortgage Association with a par value of $17,238,148, coupon rate of 5.5%, due 6/1/16, with a market value of $17,283,484, Federal National Mortgage
                 Association with a par value of $1,940,000, coupon rate of 7%,
                 due 7/1/32, with a market value of $2,010,092)3 ...................................   25,000,000
      408,674  Tri Party Repurchase Agreement with Westdeutsche Landesbank
                 Girozentrale, dated 6/28/02, 1.90%, principal and interest in the amount of $408,739, due 7/1/02, (collateralized by US
                 Treasury Bill with a par value of $419,111, due 10/24/02, with
                 a market value of $408,667) .......................................................      408,674
   38,833,266  Tri Party Repurchase Agreement with Westdeutsche Landesbank
                 Girozentrale, dated 6/28/02, 1.91%, principal and interest in the amount of $38,839,447, due 7/1/02, (collateralized by US
                 Treasury Bill with a par value of $39,825,008, due 10/24/02,
                 with a market value of $38,832,569) ...............................................   38,833,266
                                                                                                      -----------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $151,241,940) ...................................................................  151,241,940
                                                                                                      -----------
               MONEY MARKET FUNDS--6.76%
   8,694,977   Dreyfus Treasury Cash ...............................................................    8,694,977
   24,279,415  AIM Treasury Portfolio ..............................................................   24,279,415
                                                                                                      -----------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $32,974,392) ....................................................................   32,974,392
                                                                                                      -----------
TOTAL INVESTMENTS
   (Amortized Cost $487,181,319)4 ...................................................  99.88%        $487,181,319
OTHER ASSETS IN EXCESS OF LIABILITIES ...............................................   0.12              570,399
                                                                                       -----          -----------
NET ASSETS .......................................................................... 100.00%        $487,751,718
                                                                                      ======         ============

--------------------------------------------------------------------------------
1 Stated maturity is final maturity not next reset date.
2 Market value disclosed for collateral on repurchase agreements is as of
  June 30, 2002.
3 The term repurchase agreements are subject to a seven-day demand feature.
4 Also aggregate cost for federal tax purposes.


See Notes to Financial Statements.

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                                        7

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                                   JUNE 30, 2002

ASSETS
   Investments at value (amortized cost $335,939,379) ......................  $335,939,379
   Repurchase agreements (amortized cost $151,241,940) .....................   151,241,940
   Cash ....................................................................         4,448
   Interest receivable .....................................................     1,394,969
                                                                              ------------
Total assets ...............................................................   488,580,736
                                                                              ------------
LIABILITIES
   Dividends payable .......................................................       740,045
   Due to advisor ..........................................................        18,385
   Accrued expenses and other payables .....................................        70,588
                                                                              ------------
Total liabilities ..........................................................       829,018
                                                                              ------------
NET ASSETS, AT VALUE .......................................................  $487,751,718
                                                                              ============
COMPOSITION OF NET ASSETS
   Accumulated net realized gain from investment transactions ..............  $    114,723
   Paid-in capital .........................................................   487,636,995
                                                                              ------------
NET ASSETS .................................................................  $487,751,718
                                                                              ============
SHARES OUTSTANDING
   ($0.001 par value per share, unlimited number of shares authorized) .....   487,593,261
                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ..............................  $       1.00
                                                                              ============


See Notes to Financial Statements.

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                                        8

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                          FOR THE SIX
                                                         MONTHS ENDED
                                                        JUNE 30, 2002
INVESTMENT INCOME
   Interest .............................................. $5,457,724
                                                           ----------
EXPENSES
   Advisory fees .........................................    411,407
   Administration and service fees .......................    274,261
   Professional fees .....................................     19,879
   Trustees' fees ........................................      5,481
   Printing and shareholder reports ......................      7,656
   Miscellaneous .........................................      3,242
                                                           ----------
Total expenses ...........................................    721,926
Less: fees waivers and or expense reimbursements .........   (287,457)
                                                           ----------
Net expenses .............................................    434,469
                                                           ----------
NET INVESTMENT INCOME ....................................  5,023,255
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...........     61,964
                                                           ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ............... $5,085,219
                                                           ==========


See Notes to Financial Statements.

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                                        9

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE SIX             FOR THE
                                                      MONTHS ENDED          YEAR ENDED
                                                   JUNE 30, 2002 1   DECEMBER 31, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ........................   $     5,023,255    $    23,000,567
   Net realized gain from investment transactions            61,964            182,534
                                                    ---------------    ---------------
Net increase in net assets from operations ......         5,085,219         23,183,101
                                                    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and short-term gains ...        (5,091,907)       (23,008,333)
                                                    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ................       896,139,682      1,570,568,328
   Cost of shares redeemed ......................      (898,222,664)    (1,604,453,240)
                                                    ---------------    ---------------
Net decrease in net assets
   from capital share transactions ..............        (2,082,982)       (33,884,912)
                                                    ---------------    ---------------
TOTAL DECREASE IN NET ASSETS ....................        (2,089,670)       (33,710,144)
NET ASSETS
   Beginning of period ..........................       489,841,388        523,551,532
                                                    ---------------    ---------------
   End of period ................................   $   487,751,718    $   489,841,388
                                                    ===============    ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                      FOR THE PERIOD
                                     FOR THE SIX                                                      DEC. 1, 1997 2
                                    MONTHS ENDED                                       FOR THE YEARS         THROUGH
                                        JUNE 30,                                  ENDED DECEMBER 31,        DEC. 31,
                                          2002 1          2001         2000        1999         1998            1997
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................    $1.00         $1.00        $1.00       $1.00        $1.00         $  1.00
                                           -----         -----        -----       -----        -----         -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ..............     0.01          0.04         0.06        0.05         0.05          0.0046
   Net realized gain (loss) on
     investment transactions ..........     0.00 3        0.00 3      (0.00)3     (0.00)3       0.00 3          0.00 3
                                           -----         -----        -----       -----        -----         -------
Total from investment
   operations .........................     0.01          0.04         0.06        0.05         0.05          0.0046
                                           -----         -----        -----       -----        -----         -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and short-term gains .............    (0.01)        (0.04)       (0.06)      (0.05)       (0.05)        (0.0046)
                                           -----         -----        -----       -----        -----         -------
NET ASSET VALUE,
   END OF PERIOD ......................    $1.00         $1.00        $1.00       $1.00        $1.00         $  1.00
                                           =====         =====        =====       =====        =====         =======
TOTAL INVESTMENT RETURN ...............     0.89%         3.94%        6.27%       4.97%        5.33%           0.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ................... $487,752      $489,841     $523,552    $638,866     $488,226         $94,386
   Ratios to average net assets:
     Net investment income ............     1.83%4        3.91%        6.06%       4.86%        5.24%           5.43%4
     Expenses after waivers
        and/or reimbursements .........     0.16%4        0.16%        0.16%       0.16%        0.16%           0.16%4
     Expenses before waivers
        and/or reimbursements .........     0.26%4        0.26%        0.27%       0.26%        0.27%           0.97%4

--------------------------------------------------------------------------------
1 Unaudited.
2 The Fund's inception date.
3 Less than $0.005 per share.
4 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Treasury and Agency Fund Institutional, formerly the Treasury Assets Fund Institutional, (the 'Fund') is one of the funds the Trust offers to institutional and 'accredited' investors as defined under the Securities Act of 1933.

The investment objective of the Fund is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Fund values its investments at amortized cost.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.10%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.16% of the average daily net assets of the Fund.



--------------------------------------------------------------------------------

Treasury and Agency Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Deutsche Bank Trust Company Americas, an affiliate of ICCC, is the Fund's custodian.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from distribution reclassifications of short-term gains. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                         Undistributed
Undistributed             Net Realized          Paid-in
          NII           Gains (Losses)          Capital
-------------           --------------          -------
      $12,107                $(12,107)              $--

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                             $23,008,333

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $158,659

NOTE 4--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.

NOTE 5--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Institutional Funds Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                  ----------         --------
Richard R. Burt        13,854,710,631       45,724,130
S. Leland Dill         13,849,424,971       51,009,790
Martin J. Gruber       13,854,712,218       45,722,543
Richard T. Hale        13,854,710,537       45,724,224
Joseph R. Hardiman     13,854,712,218       45,722,543
Richard J. Herring     13,854,712,218       45,722,543
Graham E. Jones        13,849,424,993       51,009,768
Rebecca W. Rimel       13,854,712,218       45,722,543
Philip Saunders, Jr.   13,849,424,993       51,009,768
William N. Searcy      13,854,710,631       45,724,130
Robert H. Wadsworth    13,854,712,218       45,722,543

2. To approve a new investment advisory agreement between the Treasury and Agency Fund Institutional and Deutsche Asset Management, Inc.

                               Shares           Shares
Shares                          voted            voted
voted 'For'                 'Against'        'Abstain'
---------                  ----------         --------
485,070,810                         0                0


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                                       13

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PRIVACY STATEMENT

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at (800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO  64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Treasury and Agency Fund Institutional                       CUSIP #055924815
                                                             1664SA (6/02)
                                                             Printed 8/02

Exclusive Placement Agent:
ICC Distributors, Inc.